Finance receivables (Tables)	12 Months Ended
Dec. 31, 2025
Finance receivables [abstract]
Schedule of finance receivables measured at amortized cost, net of allowance

Finance receivables consisted of secured loan receivables measured at amortized cost, net of allowance for expected credit losses. Finance receivables for the following years are as follows:

$
Balance – December 31, 2023	8,095,354
Additions	2,300,368
Add: Interest income	513,925
Less: Interest payments	(490,277)
Less: Principal payments	(6,632,290)
Effects of foreign exchange	(354,740)
Balance – December 31, 2024	3,432,340
Additions	222,530
Add: Interest income	246,219
Less: Interest payments	(236,535)
Less: Principal payments	(1,760,345)
Less: Sale of finance receivables	(2,027,730)
Effects of foreign exchange	123,521
Balance – December 31, 2025	—

Current	—
Non-current	—
Balance – December 31, 2025	—